Intangible assets - Goodwill and Brand names allocation to CGUs (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible assets
Goodwill	$ 7,433	$ 7,419	$ 7,393
Intangible assets	638	670
Consumer
Intangible assets
Goodwill	4,829	4,829
Intangible assets	350	382
Business & Wealth
Intangible assets
Goodwill	2,122	2,101
Intangible assets	288	288
New Zealand
Intangible assets
Goodwill	482	489
Brand Names
Intangible assets
Intangible assets	638	670
Brand Names | Business
Intangible assets
Goodwill	1,812
Computer software
Intangible assets
Intangible assets	2,675	2,797	2,264
Parent Entity
Intangible assets
Goodwill	6,253	6,253	6,253
Intangible assets	636	636
Parent Entity | Consumer
Intangible assets
Goodwill	4,484	4,484
Intangible assets	350	350
Parent Entity | Business & Wealth
Intangible assets
Goodwill	1,769	1,769
Intangible assets	286	286
Parent Entity | Brand Names
Intangible assets
Intangible assets	636	636
Parent Entity | Computer software
Intangible assets
Intangible assets	$ 2,242	$ 2,371	$ 1,992